RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Charge to the income statement
Total charge to the income statement (note 11)	£ 566	£ 532	£ 705
Defined benefit pension schemes
Charge to the income statement
Net defined benefit pension charge	244	241	401
Other post-retirement benefit schemes
Charge to the income statement
Net defined benefit pension charge	3	4	4
Defined benefit pension schemes
Charge to the income statement
Net defined benefit pension charge	247	245	405
Defined contribution pension schemes
Charge to the income statement
Net defined benefit pension charge	244	241	401
Defined contribution pension schemes	£ 319	£ 287	£ 300